Borrowings And Lease Liabilities - Summary of Detailed Information About Borrowings (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 382,078	R$ 469,609
Lease liabilities		255,406	148,494	R$ 148,494
Total borrowings and lease liabilities		637,484	469,609
Borrowings and Lease Liabilities Current		116,450	114,489
Borrowings and Lease Liabilities Noncurrent		521,034	355,120
Related parties [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 52,668	R$ 94,921
Related parties [member] | Bank Borrowings Domestic [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[1]	113.00%	113.00%
Maturity		March 2021	March 2021
Borrowings	[2]	R$ 52,668	R$ 94,921
Third Parties [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 329,410	R$ 374,688
Third Parties [Member] | Bank Borrowings Domestic [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[1]	111.00%	111.00%
Maturity		July 2019	July 2019
Borrowings	[3]		R$ 44,352
Third Parties [Member] | Financial Institution Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[1]	774.00%	774.00%
Maturity		April 2023	April 2023
Borrowings	[4]	R$ 329,410	R$ 330,336

[1]	Brazilian Interbank Offering Rate (CDI)
[2]	Loan agreement with Itaú Unibanco with maturity on March 8, 2021, payable in 36 monthly installments.
[3]	Loan agreement with Banco JP Morgan S.A., hired in connection with the acquisition of Rico, payable in seven quarterly installments. In July 2019, the loan was fully settled.
[4]	Loan agreement entered into on March 28, 2018 with the International Finance Corporation (IFC). The principal amount is due on the maturity date and accrued interests payable at every six months.